Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2018
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Changes in Number of Warrants Outstanding

Changes in the number of warrants outstanding and their related weighted average exercise prices are as follows:

		2018		2017
	Weighted average exercise price (in €)	Number of warrants	Weighted average exercise price (in €)	Number of warrants
Outstanding as at 1 January	31.76	674,962	20.92	571,444
Granted	23.09	111,600	30.37	367,100
Forfeited	28.79	50,833	28.50	31,817
Exercised	2.64	4,500	2.77	225,966
Expired	—	—	22.44	5,799
At 31 December	30.71	731,229	31.76	674,962

Summary of Warrants Outstanding

Warrants outstanding at the end of the year have the following expiry date and exercise price:

Warrant plan issuance date	Vesting date	Expiry date	Number of warrants outstanding as at 31 December, 2018	Number of warrants outstanding as at 31 December, 2017	Exercise price per share
29 October 2010	29 October 2013	29 October 2020	766	766	35.36
06 May 2013	06 May 2016	06 May 2023	2,500	7,000	2.64
05 May 2014	05 May 2017	05 May 2024	60,697	60,697	36.69
05 November 2015	05 November 2018	05 November 2025	245,982	253,065	33.27
08 December 2016	08 December 2019	08 December 2021	42,500	45,000	22.46
29 June 2017	29 June 2020	29 June 2022	294,484	308,434	31.50
26 October 2018	26 October 2021	26 October 2023	84,300		21.16

			731,229	674,962

Summary of Fair Value of Warrants Determined At Grant Date

The fair value of the warrants has been determined at grant date based on the Black-Scholes formula. The variables, used in this model, are:

	Warrants issued on
	29 October 2010	31 January 2013	06 May 2013	05 May 2014	05 Nov. 2015	08 Dec. 2016	29 June 2017	26 October 2018
Number of warrants issued	79,500	140,000	266,241	100,000	466,000	100,000	520,000	700,000
Number of warrants granted	61,050	120,000	253,150	94,400	343,550	45,000	334,400	89,300
Number of warrants not fully vested as of 31 December 2018	0	0	0	0	25,167	42,500	294,484	84,300
Average exercise price (in €)	35.36	4.52	2.64	36.69	33.27	22.46	31.50	21.16
Expected share value volatility	35.60%	35.60%	39.55%	67.73%	60.53%	61.03%	60.61%	58.82%
Risk-free interest rate	3.21%	2.30%	2.06%	1.09%	0.26%	-0.40%	-0.23%	-0.06%
Average fair value (in €)	9.00	2.22	12.44	24.55	21.66	11.28	15.68	10.77
Weighted average remaining contractual life	1.82	4.08	4.34	5.34	6.84	2.94	3.49	4.82